Document and Entity Information	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	New Atlas HoldCo Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-273585
Entity Tax Identification Number	93-2154509
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	220-1200
Entity Information, Former Legal or Registered Name	New Atlas HoldCo Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001984060
Amendment Flag	false